Convertible debenture (Disclosure of Convertible debenture ) (Details) - CAD ($)						1 Months Ended	12 Months Ended
	Jul. 15, 2021	Jun. 08, 2021	Jul. 13, 2020	Jun. 11, 2020	Apr. 09, 2020	Jun. 15, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Converted	$ (166,284)	$ (17,645)			$ (36,268)			$ (161,267)
Ending balance						$ 322,534
January 2017 Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance							$ 0	118,700
Accretion expense							0	6,300
Converted			$ (75,000)	$ (50,000)			0	(125,000)
Ending balance							0	0
December 2018 Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance							171,146	160,487
Accretion expense							9,999	10,659
Converted						$ (322,534)	(166,284)	0	$ (322,534)
Recovery							(14,861)	0
Ending balance							$ 0	$ 171,146